Investments in Associates and Joint Ventures - Summarized Income Statements (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statements:
Revenues	₱ 216,833	₱ 210,953	₱ 204,362
Depreciation and amortization	55,988	58,441	98,631
Interest expense	13,620	12,159	10,860
Continuing operations	10,138	9,612	2,774
Net income (loss) / Total comprehensive income (loss)	32,555	26,824	10,735
Other comprehensive income (loss)	(1,740)	(6,745)	(257)
Total comprehensive losses	30,815	20,079	10,478
PLDT's share	30,627	19,884	10,218
Equity share in net earnings (losses) of associates and joint ventures	(990)	(2,806)	(3,304)
VTI, Bow Arken and Brightshare [Member]
Income Statements:
Revenues	4,708	4,344	4,033
Depreciation and amortization	1,973	1,685	1,569
Interest income	128	111	45
Provision for (benefit from) income tax	135	186	178
Net income (loss) / Total comprehensive income (loss)	52	132	148
Equity share in net earnings (losses) of associates and joint ventures	26	66	74
Satventures, Inc. [Member]
Income Statements:
Revenues	8,440	8,637	11,189
Depreciation and amortization	1,405	1,304	1,424
Interest income	52	46	3
Interest expense	347	281	212
Provision for (benefit from) income tax	(40)	(334)	16
Net income (loss) / Total comprehensive income (loss)	(115)	(929)	(203)
Equity share in net earnings (losses) of associates and joint ventures	(74)	(595)	(130)
MIH [Member]
Income Statements:
Revenues	14,089	8,553	7,683
Depreciation and amortization	392	348	182
Interest income		112
Interest income	168		133
Provision for (benefit from) income tax	64	32	2
Net income (loss) / Total comprehensive income (loss)	(2,501)	(6,153)	(8,155)
Equity share in net earnings (losses) of associates and joint ventures	₱ (935)	₱ (2,273)	₱ (3,026)